COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2025
Collateral Contractual Commitments To Suppliers Advances From Customers And Others
Schedule of commitments and contingent liabilities

	2025	2024

Collateral given for the Company’s own liabilities	775.8	566.5
Other commitments	491.1	1,275.8
	1,266.9	1,842.3

Commitments to suppliers - Property, plant and equipment and Intangibles	251.1	691.7
Commitments to suppliers - Inventory	25,020.1	46,943.0
	25,271.2	47,634.7

Schedule of future contractual commitments

	2025	2024

Less than 1 year	12,895.1	21,354.8
Between 1 and 2 years	2,151.7	12,333.2
More than 2 years	10,224.4	13,946.7
	25,271.2	47,634.7